Vista Outdoor Inc. - 10-K Stockholders' Equity (Narrative) (Details) - Vista Outdoor Inc. - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of authorized shares of preferred stock			50,000,000
Par value of preferred stock (in dollars per share)			$ 1.00
Preferred stock, shares outstanding (in shares)			0
Proceeds from exercise of stock options	$ 0	$ 39,000	$ 162,000	$ 4,213,000	$ 533,000
Share-based compensation cost			11,450,000	28,119,000	27,407,000
Income tax benefits related to share based compensation			$ 2,023,000	$ 6,020,000	$ 4,882,000
Stock repurchased during period (in shares)			0	0	2,981
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			90,847
Performance awards earned in period (in shares)			6,763
Performance Shares, TSR Modifier
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards that can be earned			100.00%
Vesting period			3 years
Increase in award vesting rights percentage			20.00%
Decrease in award vesting rights percentage			20.00%
Granted (in shares)			258,538
Performance awards earned in period (in shares)			87,124
Performance Shares, Including TSR Modifier Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			349,385
Performance awards earned in period (in shares)			93,887
Awarded (in dollars per share)			$ 27.42	$ 29.66	$ 37.88
Unrecognized share-based compensation arrangements			$ 5,840,000
Unrecognized share-based compensation arrangements, recognition period (in years)			1 year 9 months 18 days
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum terms of options (in years)			10 years
Stock options granted (in shares)			0	0	0
Exercised (in shares)			10,915	321,260	28,921
Total intrinsic value of options exercised			$ 143,000	$ 4,828,000	$ 1,102,000
Proceeds from exercise of stock options			162,000	$ 4,213,000	$ 533,000
Total unrecognized compensation cost related to stock option awards			$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			958,618
Performance awards earned in period (in shares)			423,418
Awarded (in dollars per share)			$ 30.66	$ 27.82	$ 34.58
Unrecognized share-based compensation arrangements			$ 29,943,000
Unrecognized share-based compensation arrangements, recognition period (in years)			1 year 10 months 24 days
Minimum | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
Minimum | Performance Shares, TSR Modifier
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards that can be earned			0.00%
Minimum | Performance Shares, Including TSR Modifier Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards that can be earned			0.00%
Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Maximum | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Maximum | Performance Shares, TSR Modifier
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards that can be earned			200.00%
Maximum | Performance Shares, Including TSR Modifier Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards that can be earned			200.00%
Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Stock-based Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of authorized common shares			3,351,200
Number of available shares to be granted			251,349